Assets Held for Sale - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Assets Held For Sale [Line Items]
Assets held for sale	₩ 82,865	₩ 13,035
Content Investment Cooperative [Member]
Disclosure Of Assets Held For Sale [Line Items]
Assets held for sale	737
Non-current assets held for sale [member]
Disclosure Of Assets Held For Sale [Line Items]
Impairment loss	₩ 7,586